The Company - Additional Information (Detail) € in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2022 EUR (€)	Dec. 31, 2022 Subsidiaries
Disclosure of detailed information about business combination [abstract]
Number of subsidiaries owned by the entity | Subsidiaries		3
Asset acquisition consideration transferred | €	€ 60